CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,289,629,981	$ 176,678,583	¥ 1,020,604,191
Restricted cash - current - bank deposits held for short-term investments			1,670,006,785
Restricted cash - current - others	10,813,746	1,481,477	14,334,937
Short-term investments, net	1,231,171,751	168,669,838	635,070,394
Accounts receivable, net	22,991,951	3,149,884	64,791,709
Finance lease receivables - current, net of allowance of RMB9,970,622 and RMB4,248,857 (US$582,091) as of December 31, 2023 and 2024, respectively	20,685,475	2,833,898	200,459,435
Financing receivables, net of allowance of RMB57,971,477 and RMB10,654,622 (US$1,459,677) as of December 31, 2023 and 2024, respectively	5,685,096	778,855	29,522,035
Short-term contract asset, net	33,719,944	4,619,613	170,623,200
Prepayments and other current assets, net of allowance of RMB114,122,430 and RMB90,810,030 (US$12,440,923) as of December 31, 2023 and 2024, respectively	226,352,004	31,010,097	78,606,808
Receivable for bitcoin collateral, net of allowance of RMB nil and RMB 2,204,434 (US$302,006) as of December 31, 2023 and 2024, respectively	617,057,765	84,536,567
Total current assets	3,458,107,713	473,758,812	3,884,019,494
Non-current assets:
Restricted cash - non-current	287,425,602	39,377,146	583,380,417
Mining machines, net	1,772,319,041	242,806,713
Property and equipment, net	6,634,509	908,924	8,239,037
Intangible assets, net	47,425,617	6,497,283	48,373,192
Long-term contract asset, net	17,551,040	2,404,483	36,310,769
Finance lease receivables - non-current, net of allowance of RMB 2,730,769 and RMB 260,848 (US$35,736) as of December 31, 2023 and 2024, respectively.	9,309,227	1,275,359	36,426,617
Operating lease right-of-use assets, net	40,788,977	5,588,067	47,154,944
Other non-current assets, net	329,761,833	45,177,186	4,705,544
Total non-current assets	2,511,215,846	344,035,161	764,590,520
TOTAL ASSETS	5,969,323,559	817,793,973	4,648,610,014
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the Company of RMB454,773,564 and RMB 139,141,931 (US$19,062,366) as of December 31, 2023 and 2024, respectively):
Short-term debts (including short-term debts of the consolidated VIEs without recourse to the Company of RMB39,071,500 and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)	124,584,293	17,067,978	39,071,500
Long-term debts - current (including long-term debts - current of the consolidated VIEs without recourse to the Company of RMB926,237 and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)			926,237
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB6,932,332 and RMB6,596,826 (US$903,761) as of December 31, 2023 and 2024, respectively)	7,912,420	1,083,997	7,603,380
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB196,282,964 and RMB89,549,762 (US$12,268,267) as of December 31, 2023 and 2024, respectively)	1,348,300,779	184,716,449	206,877,626
Deferred guarantee income (including deferred guarantee income of the consolidated VIEs without recourse to the Company of RMB86,218,888 and RMB11,787,712 (US$1,614,910) as of December 31, 2023 and 2024, respectively)	11,787,712	1,614,910	86,218,888
Contingent risk assurance liabilities (including contingent risk assurance liabilities of the consolidated VIEs without recourse to the Company of RMB125,140,991 and RMB31,190,425 (US$4,273,071) as of December 31, 2023 and 2024, respectively)	31,190,425	4,273,071	125,140,991
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB200,652 and RMB17,206 (US$2,357) as of December 31, 2023 and 2024, respectively)	311,130,341	42,624,682	311,904,279
Total current liabilities	1,834,905,970	251,381,087	777,742,901
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the Company of RMB53,849,261 and RMB47,787,710 (US$6,546,889) as of December 31, 2023 and 2024, respectively):
Long-term debts (including long-term debts of the consolidated VIEs without recourse to the Company of RMB712,023 and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)			712,023
Deferred tax liability (including deferred tax liability of the consolidated VIEs without recourse to the Company of RMB10,724,126 and RMB10,724,126 (US$1,469,199) as of December 31, 2023 and 2024, respectively)	10,724,133	1,469,200	10,724,133
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB42,187,077 and RMB37,044,466 (US$5,075,071) as of December 31, 2023 and 2024, respectively)	37,044,466	5,075,071	42,228,435
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB226,035 and RMB19,118 (US$2,619) as of December 31, 2023 and 2024, respectively)	19,118	2,619	226,035
Total non-current liabilities	47,787,717	6,546,890	53,890,626
Total liabilities	1,882,693,687	257,927,977	831,633,527
Commitments and contingencies
Shareholders' equity
Treasury shares	(756,517,941)	(103,642,533)	(773,130,748)
Additional paid-in capital	4,725,877,432	647,442,554	4,813,679,585
Accumulated other comprehensive income	152,882,024	20,944,751	111,849,166
Accumulated deficit	(35,810,730)	(4,906,050)	(335,625,776)
Total Cango Inc.'s equity	4,086,629,872	559,865,996	3,816,976,487
Total shareholders' equity	4,086,629,872	559,865,996	3,816,976,487
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,969,323,559	817,793,973	4,648,610,014
Class A Ordinary shares
Shareholders' equity
Ordinary shares	149,310	20,455	154,483
Class B Ordinary shares
Shareholders' equity
Ordinary shares	¥ 49,777	$ 6,819	¥ 49,777